FAIR VALUE MEASUREMENTS - Carrying Amount and Fair Value of Convertible Debt (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($)
Additional disclosures
Asset transfer L1 to L2	₽ 0	₽ 0	₽ 0
Asset transfer L2 to L1	0	0	0
Liabilities transfer L1 to L2	0	0	0
Liabilities transfer L2 to L1	0
Asset transfer into L3	0	0	0
Asset transfer out of L3	0	0	0
Liabilities transfer into L3	0	0	0
Liabilities transfer out of L3	0	0	₽ 0
Carrying amount
Assets:
Loans granted (Note 4)	8,845	7,757		$ 125.8
Fair value of financial assets	8,845	7,757		125.8
Liabilities:
Loans (Note 13)	50,669			720.4
Fair value of financial liabilities	50,669			720.4
Fair value
Assets:
Loans granted (Note 4)	9,067	8,206		128.9
Fair value of financial assets	9,067	₽ 8,206		128.9
Liabilities:
Loans (Note 13)	46,134			655.9
Fair value of financial liabilities	₽ 46,134			$ 655.9